Leases - Schedule Maturity Operating Lease Payments (Details) (Allied Integral United Inc) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less current portion		$ 148,000
Non-current lease liabilities		4,000
Allied Integral United Inc [Member]
2021	3,934,567
2022	4,026,961
2023	4,121,550
2024	4,218,384
2025	4,310,799
Thereafter	49,218,168
Total minimum lease payments	69,830,429
Less: amounts representing interest	31,423,222
Present value of future minimum lease payments	38,407,207
Less current portion	790,126	641,584
Non-current lease liabilities	$ 37,617,081	$ 38,413,645